PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 19, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 10,882,929		¥ 8,206,768		$ 1,553,306
Less: accumulated depreciation		(4,578,884)		(3,115,060)		(653,538)
Less: impairment		(14,059)		(25,805)		(2,007)
Property, plant and equipment, net		6,289,986		5,065,903		897,761
Depreciation and amortization expenses		1,554,400	$ 221,900	1,187,800	¥ 604,000
Term of real property certificates	5 years
Store operating equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		4,148,162		3,216,933		592,062
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		4,378,574		3,140,345		624,948
Office equipment and others
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		506,532		405,266		72,297
Office buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		859,163		689,445		122,627
Assets subject to operating leases
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		346,223		346,223		49,416
Mechanical equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		263,609		255,576		37,625
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		380,666		152,980		$ 54,331
Store operating equipment and others
PROPERTY AND EQUIPMENT, NET
Impairment loss		¥ 8,500	$ 1,200	¥ 8,900	¥ 5,200